Financial Risk Management - Additional Information (Detail) $ in Thousands, ₩ in Millions	Dec. 31, 2023 KRW (₩)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 KRW (₩)
Disclosure of detailed information about financial instruments [line items]
Maximum exposure to credit risk	₩ 14,707,856		₩ 13,027,594
Maximum exposure to credit risk of loans or receivables	3,439,199		3,356,312
Financial guarantee contracts [member]
Disclosure of detailed information about financial instruments [line items]
Maximum exposure to credit risk	116,719		₩ 26,206
Kiamco Data Center Blind Fund [Member]
Disclosure of detailed information about financial instruments [line items]
Investment In Related Party	107,774
Future Innovation Private Equity Fund No.3 [Member]
Disclosure of detailed information about financial instruments [line items]
Amounts payable, related party transactions	₩ 4,132	$ 30,350